CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 430,879	$ 257,730
Restricted cash	156,734	14,678
Accounts receivable, net of allowance of $6,713 and $8,745 at December 31, 2021 and December 31, 2020, respectively	906,428	737,733
Prepaid expenses	76,551	58,273
Other current assets	66,646	79,150
Total current assets	1,637,238	1,147,564
Property and equipment, net	83,849	36,267
Other intangible assets, net	10,392,354	7,370,350
Goodwill	7,904,863	6,042,964
Other non-current assets	50,710	31,334
Deferred income taxes	27,938	29,863
Operating lease right-of-use assets	86,027	132,356
Total Assets	20,182,979	14,790,698
Liabilities, Current [Abstract]
Accounts payable	129,218	82,038
Accrued expenses and other current liabilities	679,603	569,682
Current portion of deferred revenues	1,030,399	707,318
Current portion of operating lease liability	32,177	35,455
Current portion of long-term debt	30,577	28,600
Liabilities, Current, Total	1,901,974	1,423,093
Long-term debt	5,456,280	3,457,900
Warrants and Rights Outstanding	227,839	312,751
Non-current portion of deferred revenues	54,250	41,399
Other non-current liabilities	142,752	49,445
Deferred income taxes	380,060	366,996
Operating lease liabilities	93,955	104,324
Total liabilities	8,257,110	5,755,908
Commitments and contingencies
Equity [Abstract]
Preferred Stock, Value, Issued	1,392,616	0
Ordinary Shares, no par value; unlimited shares authorized at December 31, 2021 and December 31, 2020; 683,139,210 and 606,329,598 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	11,827,915	9,989,284
Treasury shares, at cost: 547,136 shares as of December 31, 2021 and 6,325,860 Shares as of December 31, 2020	16,956	196,038
Accumulated other comprehensive income	326,755	492,382
Accumulated deficit	(1,604,461)	(1,250,838)
Total shareholders’ equity	11,925,869	9,034,790
Total Liabilities and Shareholders’ Equity	$ 20,182,979	$ 14,790,698